Fair Value Measurements (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Held To Maturity Securities	The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 are as follows:

	Level	Amortized Cost	Gross Holding Gain	Fair Value
Assets:
Held-to-Maturity Investments - U.S. Treasury Securities (Mature on April 8, 2021)	1	$400,085,021	$5,549	$400,090,570
Liabilities:
Warrant Liability – Public Warrants	1	—	—	30,800,000
Warrant Liability – Private Placement	2	—	—	16,170,000

The following table presents information about the gross holding gains and fair value of held-to-maturity
securities at September 30, 2021 and December 31, 2020 are as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding Gain	Fair Value
September 30, 2021	U.S. Treasury Securities (Mature on October 14, 2021)	$400,213,381	$645	$400,214,026
December 31, 2020	U.S. Treasury Securities (Mature on April 8, 2021)	$400,085,021	$5,549	$400,090,570

Summary Of Assets And Liabilities Measured At Fair Value On Recurring Basis
The
following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Description	Level	September 30, 2021	December 31, 2020
Liabilities:
Warrant Liability – Public Warrants		1	$13,000,000	$30,800,000
Warrant Liability – Private Placement Warrants		2	$6,825,000	$16,170,000

Fair Value Measurement Inputs and Valuation Techniques
The following table presents the quantitative information regarding Level 3 fair value measurements:

At October 5, 2020 (Initial measurement)
Unit price	$9.95
Term to initial business combination (in years)	1.0
Volatility	16.5%
Risk-free rate	0.44%
Dividend yield	0.0%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the changes in the fair value of Level 3 warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of July 29, 2020	$—	$—	$—
Initial measurement on October 5, 2020	9,660,000	18,400,000	28,060,000
Transfer to Level 1	—	(30,800,000)	(30,800,000)
Transfer to Level 2	(16,170,000)	—	(16,170,000)
Change in fair value	6,510,000	12,400,000	18,910,000

Fair value as of December 31, 2020	$—	$—	$—